26. Operating revenue	12 Months Ended
Dec. 31, 2017
Operating Revenue
Operating revenue

(a)    Revenue from sanitation services:

	2017	2016	2015

Metropolitan region of São Paulo	8,636,926	7,749,694	6,021,949
Regional Systems	3,586,820	3,372,538	2,924,876
Total	12,223,746	11,122,232	8,946,825

(b)    Reconciliation between gross operating income and net operating income:

	2017	2016	2015

Revenue from sanitation services (i)	12,223,746	11,122,232	8,946,825
Construction revenue	3,150,877	3,732,877	3,336,716
Sales tax	(757,619)	(756,901)	(571,972)
Regulation, Control and Oversight Fee (TRCF)	(8,771)	-	-
Net revenue	14,608,233	14,098,208	11,711,569

(i) Includes the amount of R$ 8,771 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP.